Other Non-Current Assets (Detail) In Thousands	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	$ 292,147	[1]	¥ 24,292,000	[1]	¥ 11,136,000	[1]
Deferred tax assets	186,723		15,526,000		12,153,000
Other	34,251		2,848,000		3,005,000
Other assets non-current	$ 513,121		¥ 42,666,000		¥ 26,294,000

[1]	"Intangible assets" information is described in Note 5 "Goodwill and other intangible assets"